BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
BIOLOGICAL ASSETS.
Schedule of changes in balances of biological assets

Balance on December 31, 2019	10,571,499
Addition	3,392,975
Depletion	(3,094,742)
Transfers	(23,471)
Gain on fair value adjustment	466,484
Disposal	(93,847)
Other write-offs	(57,688)
Balance on December 31, 2020	11,161,210
Addition	3,807,608
Depletion	(3,189,726)
Transfers	23,471
Gain on fair value adjustment	763,091
Disposal	(211,433)
Other write-offs	(105,489)
Balance on December 31, 2021	12,248,732

Schedule of assumptions used in calculation of fair value of biological assets

The table below discloses the measurement of the premises adopted:

	December 31,	December 31,
	2021	2020
Planted useful area (hectare)	1,060,806	1,020,176
Mature assets	138,739	111,866
Immature assets	922,067	908,310
Average annual growth (IMA) – m3/hectare/year	37.58	38.43
Average gross sale price of eucalyptus – R$/m3	76.38	70.22
Discount rate - %	8.9%	8.9%

Schedule of fair value adjustment

The fair value adjustment justified by variation of indicators mentioned above, which combined, resulted in a positive variation of R$763,091 recognized under other operating income (expense), net (Note 30).

	December 31,	December 31,
	2021	2020
Physical changes	148,190	156,906
Price	614,901	309,578
	763,091	466,484